Consolidated Statements of Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and due from banks	$ 43,505	$ 46,453
Federal funds sold and other short term investments	627,943	536,591
Total cash and cash equivalents	671,448	583,044
Securities available for sale	676,759	863,754
Held to maturity securities ($75,342 and $90,305 fair value at December 31, 2014 and 2013, respectively)	70,946	86,215
Federal Reserve Bank and Federal Home Loan Bank stock	9,228	10,500
Loans, net of deferred fees and costs	3,158,332	2,908,809
Less: Allowance for loan losses	46,327	47,714
Net loans	3,112,005	2,861,095
Bank premises and equipment, net	38,565	34,414
Other assets	65,488	82,430
Total assets	4,644,439	4,521,452
Deposits:
Demand	331,425	318,456
Savings accounts	1,216,831	1,218,038
Interest-bearing checking	682,210	611,127
Money market deposit accounts	638,542	648,402
Certificates of deposit (in denominations of $100,000 or more)	466,260	419,301
Other time accounts	696,973	711,747
Total deposits	4,032,241	3,927,071
Short-term borrowings	189,116	204,162
Accrued expenses and other liabilities	29,638	28,406
Total liabilities	4,250,995	4,159,639
Commitments and contingent liabilities
SHAREHOLDERS' EQUITY:
Capital stock: $1 par value; 150,000,000 shares authorized, 98,944,623 and 98,927,123 shares issued at December 31, 2014 and 2013, respectively	98,945	98,927
Surplus	172,353	173,144
Undivided profits	166,745	147,432
Accumulated other comprehensive loss, net of tax	(4,509)	(13,803)
Treasury stock: 4,087,295 and 4,463,786 shares, at cost, at December 31, 2014 and 2013, respectively	(40,090)	(43,887)
Total shareholders' equity	393,444	361,813
Total liabilities and shareholders' equity	$ 4,644,439	$ 4,521,452